CONDENSED CONSOLIDATED STATEMENTS OF OPERATIONS (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2014	Jun. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
License and other revenue		$ 315		$ 315	$ 2,115	$ 4,217
Operating expenses:
Research and development	49	99	95	215	715	5,169
General and administrative	622	402	1,139	612	1,765	5,250
Restructuring						1,681
Total operating expenses	671	501	1,234	827	2,480	12,100
Loss from operations	(671)	(186)	(1,234)	(512)	(365)	(7,883)
Other income (expense):
Change in fair value liability for price adjustable warrants	4,545	(61)	(769)	1,981	151	1,746
Gain on settlement of liabilities	45		302			137
Gain on foreign exchange	2		2
Gain (loss) on debt extinguishment			4	(930)	(2,037)	(1,725)
Gain on sale of equipment		30		30	30
Change in fair value of embedded features in notes and amendments to notes		315		587	829	708
Interest and other expense		(63)	(1,007)	(122)	(249)	(1,716)
Change in fair value of stock reserved for issuance to settle liabilities		(42)	(2,455)	335	31	(297)
Non-cash financing costs						(477)
Total other income (expense), net	4,592	179	(3,923)	1,881	(1,245)	(1,624)
Net loss before income tax					(1,610)	(9,507)
Income tax expense (benefit)					(39)	39
Net income (loss)	3,921	(7)	(5,157)	1,369	(1,571)	(9,546)
Deemed dividend related to beneficial conversion feature in Series C convertible preferred shares			(6,000)
Net income (loss) applicable to common stockholders	$ 3,921	$ (7)	$ (11,157)	$ 1,369
Net income (loss) per common share
Net loss per common share - basic and diluted (in dollars per share)					$ (0.09)	$ (0.71)
Basic (in dollars per share)	$ 0.15	$ 0.00	$ (0.47)	$ 0.08
Diluted (in dollars per share)	$ 0.11	$ 0.00	$ (0.47)	$ 0.06
Shares used in computing net income (loss) per share
Shares used in computing net loss per share - basic and diluted (in shares)					16,937,661	13,417,119
Basic (in shares)	25,633,000	16,938,000	23,563,000	16,938,000
Diluted (in shares)	34,801,000	16,938,000	23,563,000	22,985,000